INCOME TAX EXPENSE/(CREDIT) (Details 3) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of INCOME TAX EXPENSE CREDIT [Abstract]
Deferred tax assets	¥ (209)	¥ (4,765)
Deferred tax liabilities	0	0
Deferred tax liability (asset)	¥ (209)	¥ (4,765)	¥ (8,180)	¥ (6,450)